united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 7/31

Date of reporting period: 1/31/24

Item 1. Reports to Stockholders.

Hypatia Women CEO ETF
WCEO

Semi-Annual Report
January 31, 2024

1-888-338-3166
www.hypatiacapital.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

Hypatia Women CEO ETF
Portfolio Review (Unaudited)
January 31, 2024

The Fund’s performance figures* for the periods ended January 31, 2024, compared to its benchmark:

			Annualized
	Six Months	One Year	Since Inception (a)
Hypatia Women CEO ETF - NAV	0.63%	0.97%	7.40%
Hypatia Women CEO ETF - Market Price	0.86%	1.23%	7.55%
FT Wilshire US Small Cap Index SM (b)	1.08%	5.91%	13.03%
Hypatia Women CEO Index (c)	1.39%	2.70%	8.96%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 0.85% for Fund shares per the November 30, 2023 prospectus. For performance information current to the most recent month-end, please call toll-free 1-888-388-3166.

(a)	The inception date of the Fund is January 6, 2023. The Fund commenced operations on January 9, 2023.

(b)	The FT Wilshire US Small Cap IndexSM is a float-adjusted, market capitalization weighted index of the issues ranked between the 85th and 98th percentile by market capitalization of the FT Wilshire 5000 IndexSM. Investors cannot invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

(c)	The Hypatia Women CEO Index measures the performance of publicly traded securities that have female Chief Executive Officers. Investors cannot invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Portfolio Composition as of January 31, 2024
Holdings by Industry/Asset Class	% of Net Assets
Common Stocks	99.0%
Other Assets In Excess of Liabilities	1.0%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0%
	AEROSPACE & DEFENSE - 2.8%
109	General Dynamics Corporation	$28,884
346	National Presto Industries, Inc.	27,393
61	Northrop Grumman Corporation	27,252
		83,529
	APPAREL & TEXTILE PRODUCTS - 2.8%
2,798	Figs, Inc.(a)	16,116
1,064	Levi Strauss & Company, Class A	17,322
446	Tapestry, Inc.	17,300
3,308	Torrid Holdings, Inc.(a)	17,069
1,115	Under Armour, Inc., Class A(a)	8,496
1,000	Under Armour, Inc., Class C(a)	7,400
		83,703
	ASSET MANAGEMENT - 2.2%
203	Diamond Hill Investment Group, Inc.	32,385
1,231	Franklin Resources, Inc.	32,782
		65,167
	AUTOMOTIVE - 0.6%
483	General Motors Company	18,740

	BANKING - 5.4%
1,242	Amalgamated Financial Corporation	32,988
622	Citigroup, Inc.	34,938
1,188	Eagle Bancorp, Inc.	29,451
1,976	Hanmi Financial Corporation	33,098
3,359	Luther Burbank Corporation(a)	32,246
		162,721
	BIOTECHNOLOGY & PHARMACEUTICALS - 5.9%
80	Alnylam Pharmaceuticals, Inc.(a)	13,833
181	Blueprint Medicines Corporation(a)	14,395
2,853	Caribou Biosciences, Inc.(a)	17,489
423	Halozyme Therapeutics, Inc.(a)	14,319
225	Intra-Cellular Therapies, Inc.(a)	15,151
7,148	Lyell Immunopharma, Inc.(a)	13,081
1,183	Tango Therapeutics, Inc.(a)	13,900

See accompanying notes to financial statements.

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	BIOTECHNOLOGY & PHARMACEUTICALS - 5.9% (Continued)
455	Twist Bioscience Corporation(a)	$14,742
68	United Therapeutics Corporation(a)	14,605
35	Vertex Pharmaceuticals, Inc.(a)	15,168
1,543	Vir Biotechnology, Inc.(a)	14,504
80	Zoetis, Inc.	15,025
		176,212
	CABLE & SATELLITE - 0.7%
21	Cable One, Inc.	11,528
2,127	Sirius XM Holdings, Inc.	10,826
		22,354
	CHEMICALS - 3.7%
767	AdvanSix, Inc.	19,466
137	Celanese Corporation	20,042
255	HB Fuller Company	19,321
1,404	Mativ, Inc.	16,890
65	Sherwin-Williams Company (The)	19,785
460	Valvoline, Inc.(a)	16,785
		112,289
	COMMERCIAL SUPPORT SERVICES - 2.1%
198	AMN Healthcare Services, Inc.(a)	14,654
761	Schnitzer Steel Industries, Inc., Class A	20,037
586	Stericycle, Inc.(a)	28,128
		62,819
	CONSTRUCTION MATERIALS - 1.7%
1,506	MDU Resources Group, Inc.	29,382
560	Summit Materials, Inc., Class A(a)	20,261
		49,643
	CONSUMER SERVICES - 0.5%
3,824	WW International, Inc.(a)	14,378

	ELECTRIC UTILITIES - 2.9%
248	ALLETE, Inc.	14,659
298	Alliant Energy Corporation	14,501
186	American Electric Power Company, Inc.	14,534

See accompanying notes to financial statements.

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	ELECTRIC UTILITIES - 2.9% (Continued)
152	Duke Energy Corporation	$14,566
397	PNM Resources, Inc.	14,383
359	Portland General Electric Company	14,694
		87,337
	ELECTRICAL EQUIPMENT - 1.0%
493	nVent Electric PLC	29,600

	ENGINEERING & CONSTRUCTION - 0.9%
324	Exponent, Inc.	28,574

	FOOD - 1.7%
1,575	Hain Celestial Group, Inc. (The)(a)	16,868
88	Hershey Company (The)	17,032
495	Tootsie Roll Industries, Inc.	16,132
		50,032
	HEALTH CARE FACILITIES & SERVICES - 3.5%
21,250	23andMe Holding Company(a)	15,536
2,577	Brookdale Senior Living, Inc.(a)	14,096
197	Centene Corporation(a)	14,836
200	CVS Health Corporation	14,874
31	Elevance Health, Inc.	15,297
1,382	Enhabit, Inc.(a)	13,944
771	SI-BONE, Inc.(a)	15,582
		104,165
	HEALTH CARE REIT - 1.4%
657	LTC Properties, Inc.	20,479
435	Ventas, Inc.	20,180
		40,659
	HOME & OFFICE PRODUCTS - 1.9%
1,064	MillerKnoll, Inc.	28,292
2,238	Steelcase, Inc., Class A	28,378
		56,670

See accompanying notes to financial statements.

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	HOME CONSTRUCTION - 0.6%
328	Taylor Morrison Home Corporation(a)	$17,102

	HOTEL REIT - 0.7%
1,796	RLJ Lodging Trust	20,798

	HOUSEHOLD PRODUCTS - 1.6%
119	Clorox Company (The)	17,285
1,387	Coty, Inc., Class A(a)	16,755
6,894	Olaplex Holdings, Inc.(a)	15,511
		49,551
	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.9%
240	Chart Industries, Inc.(a)	28,013

	INSTITUTIONAL FINANCIAL SERVICES - 1.1%
569	Nasdaq, Inc.	32,871

	INSURANCE - 5.5%
793	Employers Holdings, Inc.	33,084
940	Horace Mann Educators Corporation	34,620
662	Jackson Financial, Inc., Class A	33,146
1,188	Lincoln National Corporation	32,611
186	Progressive Corporation (The)	33,154
		166,615
	INTERNET MEDIA & SERVICES - 2.0%
1,454	Eventbrite, Inc., Class A(a)	12,170
670	Maplebear, Inc.(a)	16,395
7,295	Nextdoor Holdings, Inc.(a)	11,088
6,422	Opendoor Technologies, Inc.(a)	21,963
		61,616
	LEISURE FACILITIES & SERVICES - 2.8%
1,782	Carrols Restaurant Group, Inc.	16,751
226	Cracker Barrel Old Country Store, Inc.	17,481
1,560	Denny’s Corporation(a)	16,583
609	Dutch Bros, Inc.(a)	16,352

See accompanying notes to financial statements.

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	LEISURE FACILITIES & SERVICES - 2.8% (Continued)
75	Vail Resorts, Inc.	$16,650
		83,817
	LEISURE PRODUCTS - 0.5%
339	Johnson Outdoors, Inc., Class A	15,174

	MACHINERY - 2.9%
379	Federal Signal Corporation	29,175
2,058	Mueller Water Products, Inc.	28,215
61	Parker-Hannifin Corporation	28,334
		85,724
	MEDICAL EQUIPMENT & DEVICES - 0.5%
291	Lantheus Holdings, Inc.(a)	15,112

	OFFICE REIT - 0.6%
534	Kilroy Realty Corporation	19,096

	OIL & GAS PRODUCERS - 2.4%
3,438	Equitrans Midstream Corporation	35,033
632	Occidental Petroleum Corporation	36,384
		71,417
	OIL & GAS SERVICES & EQUIPMENT - 1.2%
5,760	Oil States International, Inc.(a)	35,539

	PUBLISHING & BROADCASTING - 0.4%
237	New York Times Company (The), Class A	11,509

	REAL ESTATE SERVICES - 0.7%
2,075	Cushman & Wakefield PLC(a)	21,829

	RESIDENTIAL REIT - 1.4%
316	Equity LifeStyle Properties, Inc.	21,390
88	Essex Property Trust, Inc.	20,528
		41,918

See accompanying notes to financial statements.

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	RETAIL - DISCRETIONARY - 5.0%
164	Abercrombie & Fitch Company, Class A(a)	$16,712
407	Bath & Body Works, Inc.	17,363
229	Best Buy Company, Inc.	16,600
111	Dick’s Sporting Goods, Inc.	16,547
589	Foot Locker, Inc.	16,586
475	La-Z-Boy, Inc.	16,535
121	Ross Stores, Inc.	16,974
171	Signet Jewelers Ltd.	17,011
81	Williams-Sonoma, Inc.	15,665
		149,993
	RETAIL REIT - 1.4%
333	Regency Centers Corporation	20,869
2,239	Seritage Growth Properties, Class A(a)	20,487
		41,356
	SEMICONDUCTORS - 1.4%
247	Advanced Micro Devices, Inc.(a)	41,419

	SOFTWARE - 5.5%
819	Bumble, Inc., Class A(a)	11,237
416	Dayforce, Inc.(a)	28,920
385	Oracle Corporation	43,004
5,744	SecureWorks Corporation, Class A(a)	39,576
450	Workiva, Inc.(a)	41,823
		164,560
	STEEL - 0.7%
70	Reliance Steel & Aluminum Company	19,979

	TECHNOLOGY HARDWARE - 4.3%
168	Arista Networks, Inc.(a)	43,458
1,750	Clearfield, Inc.(a)	44,082
1,817	PagerDuty, Inc.(a)	43,027
		130,567
	TECHNOLOGY SERVICES - 7.0%
119	Accenture PLC, Class A	43,302

See accompanying notes to financial statements.

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	TECHNOLOGY SERVICES - 7.0% (Continued)
119	Automatic Data Processing, Inc.	$29,248
194	CDW Corporation	43,984
542	Fidelity National Information Services, Inc.	33,745
222	Science Applications International Corporation	28,341
162	WEX, Inc.(a)	33,111
		211,731
	TELECOMMUNICATIONS - 0.3%
8,536	Lumen Technologies, Inc.(a)	10,414

	TRANSPORTATION & LOGISTICS - 4.0%
240	ArcBest Corporation	28,591
680	International Seaways, Inc.	36,475
5,623	JetBlue Airways Corporation(a)	29,858
182	United Parcel Service, Inc., Class B	25,826
		120,750
	TRANSPORTATION EQUIPMENT - 1.9%
121	Cummins, Inc.	28,955
624	Greenbrier Companies, Inc. (The)	28,367
		57,322

	TOTAL COMMON STOCKS (Cost $2,771,205)	2,974,384

	TOTAL INVESTMENTS – 99.0% (Cost $2,771,205)	$2,974,384
	OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%	29,813
	NET ASSETS - 100.0%	$3,004,197

Ltd.	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

See accompanying notes to financial statements.

Hypatia Women CEO ETF
Statement of Assets and Liabilities (Unaudited)
January 31, 2024

ASSETS
Securities, at cost	$2,771,205
Securities, at fair value	$2,974,384
Cash	41,827
Receivable for securities sold	452,877
Receivable for capital shares	279,039
Dividends and interest receivable	2,291
TOTAL ASSETS	3,750,418

LIABILITIES
Payable for investments purchased	465,723
Payable for capital shares redeemed	273,109
Investment advisory fees payable	7,389
TOTAL LIABILITIES	746,221
NET ASSETS	$3,004,197

NET ASSETS CONSIST OF:
Paid in capital	$2,877,709
Accumulated earnings	126,488
NET ASSETS	$3,004,197

Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	110,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$27.31

See accompanying notes to financial statements.

Hypatia Women CEO ETF
Statement of Operations (Unaudited)
For the Six Months Ended January 31, 2024

INVESTMENT INCOME
Dividend Income	$27,777
Interest Income	362
TOTAL INVESTMENT INCOME	28,139

EXPENSES
Investment advisory fees	12,000

NET INVESTMENT INCOME	16,139

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized loss from investments	(34,262)
Net change in unrealized appreciation of investments	49,506

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	15,244

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$31,383

See accompanying notes to financial statements.

Hypatia Women CEO ETF
Statements of Changes in Net Assets

	For the Six Months Ended	For the Period* Ended
	January 31, 2024	July 31,
	(Unaudited)	2023

FROM OPERATIONS
Net investment income	$16,139	$13,714
Net realized loss from investments	(34,262)	(43,605)
Net change in unrealized appreciation of investments	49,506	153,673
Net increase in net assets resulting from operations	31,383	123,782

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid	(28,677)	—
Net decrease in net assets resulting from distributions to shareholders	(28,677)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	1,075,510	2,611,413
Payments for shares redeemed	(813,214)	—
Transaction Fees	—	4,000
Net increase in net assets from shares of beneficial interest	262,296	2,615,413

TOTAL INCREASE IN NET ASSETS	265,002	2,739,195

NET ASSETS
Beginning of Period	2,739,195	—
End of Period	$3,004,197	$2,739,195

SHARE ACTIVITY
Shares Sold	40,000	100,000
Shares Redeemed	(30,000)	—
Net increase in shares of beneficial interest outstanding	10,000	100,000

*	The inception date of Hypatia Women CEO ETF was January 6, 2023. Commencement of investment operations was January 9, 2023.

See accompanying notes to financial statements.

Hypatia Women CEO ETF
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended	Period* Ended
	January 31, 2024	July 31,
	(Unaudited)	2023
Net asset value, beginning of period	$27.39	$25.54

Activity from investment operations:
Net investment income (1)	0.15	0.18
Net realized and unrealized gain on investments	0.03	1.67
Total from investment operations	0.18	1.85

Less distributions from:
Net investment income	(0.26)	—
Total distributions	(0.26)	—

Net asset value, end of period	$27.31	$27.39

Market price, end of period	$27.35	$27.37

Total return (2)	0.63%	7.24%

Market price total return (2)	0.86%	7.17%

Net assets, end of period (000’s)	$3,004	$2,739

Ratio of expenses to average net assets (3)	0.85%	0.85%
Ratio of net investment income to average net assets (3)	1.14%	1.26%
Portfolio Turnover Rate (4)(5)	35%	51%

*	The inception date of Hypatia Women CEO ETF was January 6, 2023. Commencement of investment operations was January 9, 2023.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Calculated based on Net Asset Value. Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(3)	Annualized.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes securities received or delivered from in kind transactions.

See accompanying notes to financial statements.

Hypatia Women CEO ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
January 31, 2024

1.	ORGANIZATION

The Hypatia Women CEO ETF (the “Fund”) is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The investment objective of the Fund is to provide capital appreciation.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last quoted sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at mean between the last bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board of Trustees (the “Board”). The Board has appointed the advisor as its valuation designee (the “Valuation Designee”) for all fair value determinations and responsibilities other than overseeing pricing service providers used by the Trust. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability effectively to oversee the designee’s fair value determinations. The Valuation Designee may also enlist third party consultants such as a valuation specialist at a public accounting firm, a valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures approved by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures approved by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non -traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is

Hypatia Women CEO ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2024

unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of January 31, 2024 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$2,974,384	$—	$—	$2,974,384
Total Investments	$2,974,384	$—	$—	$2,974,384

*	Please refer to the Fund’s Schedule of Investments for industry classifications.

The Fund did not hold any Level 3 securities during the period.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Hypatia Women CEO ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2024

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code (the “Code”) that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits are expected to be taken in the Fund’s July 31, 2023 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably expected that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for three years.

Distributions to Shareholders – Distributions from net investment income and net realized capital gains, if any, are declared and paid annually and are recorded on the ex -dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.	PRINCIPAL INVESTMENT RISKS

The Fund’s investments in securities and financial instruments expose it to various risks, certain of which are discussed below. The Fund’s prospectus and statement of additional information include further information regarding the risks associated with the Fund’s investments which include, but are not limited to: active trading risk, authorized participant concentration risk, cash redemption risk, cybersecurity risk, ETF structure risk, equity securities risk, fluctuation of net asset value risk, gap risk, geographic risk, index risk, large-cap and mega-cap securities risk, liquidity risk, management risk, market events risk, market risk, micro-cap companies risk, new adviser risk, new fund risk, non-correlation risk, portfolio turnover risk, REITs risk, regulatory risk, sector risk, securities lending risk, small- and mid-cap securities risk, valuation risk, volatility risk, women CEO risk.

Market Risk. Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond or other markets, volatility in the equities or other securities markets or adverse investor sentiment affect the securities markets and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade

Hypatia Women CEO ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2024

disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

Market Events Risk. There has been increased volatility, depressed valuations, decreased liquidity and heightened uncertainty in the financial markets during the past several years, including what was experienced in 2020. These conditions may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by lowering interest rates to historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The U.S. government and the Federal Reserve have recently reduced market support activities, including by beginning to increase interest rates. Such reduction, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the United States and in other countries may also contribute to decreased liquidity and increased volatility in the financial markets. The impact of these influences on the markets, and the practical implications for market participants, may not be fully known for some time.

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to special risks, including:

Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough shares to constitute a Creation Unit.

Trading Issues. Trading in shares on the NYSE Arca (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares.

When all or a portion of an ETF’s underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Hypatia Women CEO ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2024

In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Equity Securities Risk. The stock (i.e., equity) market can be volatile. Equity securities are susceptible to general market fluctuations, volatile increases and decreases in value as market confidence in and perceptions of their issuers change and unexpected trading activity among retail investors. The prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Small- and Mid-Cap Securities Risk: The stocks of small and medium capitalization companies involve substantial risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures. Small and medium-sized companies typically have less experienced management, limited markets, narrower product lines, more limited financial resources, and less publicly available information than larger companies. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Large-Cap and Mega-Cap Securities Risk. The securities of large and mega capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities, such as changes in technology and consumer tastes. Large and mega market capitalization companies may be unable to attain or maintain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Non-Correlation Risk. The performance of the Fund and of the Hypatia Women CEO Index (the “Index”) may vary for a variety of reasons, including that the Fund may not always hold the same securities, or may not hold such securities in the same proportions or weightings, as the Index. Although the Fund will seek to maintain risk characteristics that the Adviser believes are generally similar to those of the Index, it is possible that the Fund’s performance may not correlate with the performance of the Index.

Women CEO Risk. The returns on a portfolio of securities that excludes companies that are not led by female Chief Executive Officers or that do not have an Executive Chairperson or Chairperson who is female, may trail the returns on a portfolio of securities that includes such companies. Investing only in a portfolio of securities that are led by female Chief Executive Officers or that have an Executive Chairperson or Chairperson who is female may affect the Fund’s exposure to certain types of investments and may adversely impact the Fund’s performance depending on whether such investments are in or out of favor in the market.

Geographic Risk. The risk that if the Fund invests a significant portion of its total assets in certain issuers within the same geographic region, an adverse economic, business or political development or natural or other event, including war, terrorism, natural and environmental disasters, epidemics, pandemics and other public health crises, affecting that region may affect the value of the Fund’s investments more than if the investments were not so focused.

Index Risk. Because the Fund invests primarily in components of the Index, the Fund’s investments are subject to the risks associated with changes to the Index. The Fund will be negatively affected by general declines in the securities and asset classes represented in the Index. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to closely follow the Index. Wilshire Advisors LLC (the “Index Calculation Agent”) relies on third party data it believes to be reliable in constructing the Index, but it does not guarantee the accuracy or availability of any such third party data, and there is also no guarantee with respect to the accuracy, availability or timeliness of the production of the Index. In addition, the Fund is actively managed and does not track the Index and the Adviser’s investment approach may not produce the desired results and may cause the Fund to underperform the Index. In addition, the Fund incurs

Hypatia Women CEO ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2024

operating expenses and portfolio transaction costs not incurred by the Index. These risks may be heightened during times of market volatility or other unusual market conditions.

Micro-Cap Companies Risk. Investments in micro-cap companies will be subject to the same risks as investments in small-cap companies. In addition, the securities of micro-cap companies may be particularly volatile in price, and such securities have significantly lower trading volumes than small-cap companies. As a result, the purchase or sale of more than a limited number of shares may affect its market price. Micro-cap companies may not have much publicly available information relative to larger companies. Micro-cap companies may have limited markets, financial resources, or product lines, may lack management depth, and may be more vulnerable to adverse business or market developments relative to larger companies.

New Adviser Risk. The Adviser has not previously managed an exchange-traded fund. Accordingly, investors in the Fund bear the risk that the Adviser’s inexperience may limit its effectiveness.

Sector Risk. If the Fund invests a significant portion of its total assets in certain issuers within the same economic sector, there is a risk that an adverse economic, business or political development or natural or other event, including war, terrorism, natural and environmental disasters, epidemics, pandemics and other public health crises, affecting that sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so focused. While the Fund may not concentrate in any one industry, the Fund may invest without limitation in a particular sector.

Volatility Risk: The Fund’s investments may appreciate or decrease significantly in value over short periods of time. The value of an investment in the Fund’s portfolio may fluctuate due to events or factors that affect markets generally or that affect a particular investment, industry or sector. The value of an investment in the Fund’s portfolio may also be more volatile than the market as a whole. This volatility may affect the Fund’s net asset value per share, including by causing it to experience significant increases or declines in value over short periods of time. Events or financial circumstances affecting individual investments, industries or sectors may increase the volatility of the Fund.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities and in-kind transactions, for the six months ended January 31, 2024, amounted to $999,245 and $1,331,288, respectively. The cost of purchases and proceeds from the sale of securities for in-kind transactions, for the six months ended January 31, 2024, amounted to $1,068,693 and $490,536, respectively.

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Hypatia Capital Management LLC serves as the Fund’s investment advisor (the “Advisor”). Subject to the supervision of the Board, the Advisor is responsible for managing the Fund’s investments, executing transactions and providing related administrative services and facilities under an investment advisory agreement between the Trust, on behalf of the Fund, and the Advisor (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor receives monthly fees calculated at an annual rate of 0.85% of the average daily net assets of the Fund. The Fund’s management fee is a “unitary” fee that includes all operating expenses payable by a Fund, except for brokerage fees and commissions, taxes, borrowing costs (such as dividend expenses on securities sold short and interest), fees and expenses of other investment companies in which a Fund may invest, and such extraordinary or non-recurring expenses as may arise, including litigation expenses. For the six months ended January 31, 2024, the Fund incurred advisory fees in the amount of $12,000.

The Advisor has engaged Vident Advisory, LLC (the “Sub-Advisor”) to serve as the Fund’s sub-advisor. Under the supervision of the Advisor, the Sub-Advisor is responsible for trading portfolio securities for the Fund in accordance with instructions provided by the Advisor, and selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Advisor. As compensation for the sub-advisory services the Sub-Advisor provides to the Fund, the Advisor will pay the Sub-Advisor 0.05% on the first $250 million in assets, 0.045% on the next $250 million in assets, and 0.04% on all assets exceeding $500 million, subject to an annual minimum of $29,000, pursuant to a sub-advisory agreement between the

Hypatia Women CEO ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2024

Advisor and Sub-Advisor with respect to the Fund (the “Sub-Advisory Agreement”). The fee paid to the Sub-Advisor by the Advisor will be paid from the Advisor’s management fee and is not an additional cost to the Fund.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to Northern Lights Distributors, LLC (the “Distributor”) and other firms that provide distribution and shareholder services (“Service Providers”).

No distribution or service fees are currently paid by the Fund, and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Advisor pays UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund or Advisor for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Advisor.

BluGiant, LLC (“BluGiant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Advisor.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at January 31, 2024, were as follows:

Cost for Federal Tax purposes	$2,794,920

Unrealized Appreciation	$274,228
Unrealized Depreciation	(94,764)
Tax Net Unrealized Appreciation	$179,464

7.	TAX COMPONENTS OF CAPITAL

There were no Fund distributions for the period ended July 31, 2023.

As of July 31, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$13,714	$—	$(19,890)	$—	$—	$129,958	$123,782

Hypatia Women CEO ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2024

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales. Capital losses incurred after October 31 within the fiscal period are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $19,890.

8.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at net asset value only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 10,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash- in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets. For the six months ended January 31, 2024, the Fund received $3,000 in fixed fees. For the six months ended January 31, 2024, the Fund received $0 in variable fees.

The Transaction Fees for the Fund are listed in the table below:

Maximum Additional Variable Charge
Fixed Fee for In-Kind and Cash Purchases	for Cash Purchases
$500	2.00%*

*     As a percentage of the amount invested.

9.	RECENT REGULATORY UPDATES

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Hypatia Women CEO ETF
EXPENSE EXAMPLES (Unaudited)
January 31, 2024

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares (which are not reflected in the example below) and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Hypatia Women CEO ETF and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period ended January 31, 2024.

Actual Expenses

The “Actual” Expenses line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense Ratio
Actual	8/1/23	1/31/24	8/1/23 – 1/31/24	8/1/23 – 1/31/24
	$1,000.00	$1,006.30	$4.29	0.85%

	Beginning	Ending	Expenses Paid	Annualized
Hypothetical	Account Value	Account Value	During Period*	Expense Ratio
(5% return before expenses)	8/1/23	1/31/24	8/1/23 – 1/31/24	8/1/23 – 1/31/24
	$1,000.00	$1,020.86	$4.32	0.85%

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366).

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes – information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Two Roads Shared Trust collect my personal information?	We collect your personal information, for example, when you
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-338-3166 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to Form N-PORT. Form N-PORT are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1- 888-338-3166.

INVESTMENT ADVISER
Hypatia Capital Management LLC
430 Park Avenue, 19th Floor
New York, NY 10022

SUB-ADVISER
Vident Advisory, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, GA 30009

ADMINISTRATOR
Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

WCEO-SAR-24

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments. Included in semi-annual report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable at this time.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this Form N-CSR, the principal executive officer and principal financial officer of the registrant have concluded that the disclosure controls and procedures of the registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 13(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable to open-end investment companies.

(a)(4) Not applicable.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 13(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 4/5/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer

Date 4/5/24

By (Signature and Title)

/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer/Treasurer

Date 4/5/24